Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEO’s (3)	Average Compensation Actually Paid to Non-PEO NEO’s (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net Income (Loss) (5)

2024	$153,495	$94,461	$562,383	$542,516	$17.06	$(3,585,965)
2023	$634,565	$669,196	$550,000	$453,624	$19.75	$(5,087,029)
2022	$315,640	$315,528	$725,739	$647,694	$42.86	$(6,312,535)

Named Executive Officers, Footnote [Text Block]

(1)	The amounts presented reflect the total compensation set forth in the Summary Compensation Table (“SCT”) for the Company’s former CEO, Dr. John S. Kovach, and the successor CEO, Bas van der Baan, who were the Company’s PEO’s during the years ended December 31, 2024, 2023 and 2022. Dr. Kovach terminated the position of CEO, and Mr. Baan was appointed the successor on September 26, 2023. Mr. Baan terminated the position of CEO, and Geordan Pursglove was appointed his successor effective June 16, 2025.

PEO SCT Amounts	[1]	$ 153,495	$ 634,565	$ 315,640
CAP Amounts, PEO	[2]	$ 94,461	669,196	315,528
Adjustment To PEO Compensation, Footnote [Text Block]

	2024		2023		2022
	PEO’s	Other NEO’s	PEO	Other NEO’s	PEO	Other NEO’s

SCT Amounts	$153,495	$562,383	$634,565	$550,000	$315,640	$725,739
Adjustments Related to Defined Benefit and Actuarial Plans:
None (6)	—	—	—	—	—	—
Adjustments Related to Stock-Based Compensation:
Values reported in Stock Awards and Option Awards columns of the SCT	—	(29,074)	(403,066)	—	(65,640)	(196,920)
Year-end fair value of awards granted during the year that are outstanding and unvested at the end of the year	—	19,550	434,409	—	49,118	147,353
Decrease in fair value of awards granted in prior years that are outstanding and unvested at year-end	(58,757)	(2,261)	—	(72,405)	—	(39,224)
Fair value of awards granted and vested during the year	—	3,796	39,491	—	16,410	49,230
Decrease in fair value of awards granted in prior years that vested during the year	(277)	(5,095)	—	(23,971)	—	(38,484)
Decrease in fair value of awards granted in prior years that failed to meet vesting conditions during the year	—	(6,783)	(36,203)	—	—	—
Dividends and other earnings paid on awards before the vesting date	—	—	—	—	—	—
CAP Amounts	$94,461	$542,516	$669,196	$453,624	$315,528	$647,694

(3)	The amounts presented reflect the total compensation set forth in the SCT for the Company’s Non-PEO NEOs, James S. Miser, Robert N. Weingarten, Eric J. Forman and Jan H.M. Schellens, during the periods presented.

(4)	The amounts presented reflect the value of a fixed investment of $100 on January 1st of the reporting period (i.e., January 1, 2022) based upon the closing market price of the Company’s common stock of $2.03, $2.35 and $5.10 at December 31, 2024, December 31, 2023 and December 31, 2022, respectively, as traded on The Nasdaq Capital Market. All amounts presented herein have been retroactively adjusted to reflect the 1-for-10 reverse split of the Company’s common stock effective June 2, 2023.

(5)	The amounts presented reflect the net loss as reported in the Company’s audited financial statements for the periods presented.

(6)	The Company had no Defined Benefit or Actuarial Plans during the periods presented.

NEO SCT Amounts	[3]	$ 562,383	550,000	725,739
CAP Amounts, OTHER NEO	[2]	542,516	453,624	647,694
Total Shareholder Return Amount	[4]	17.06	19.75	42.86
Net Income (Loss) Attributable to Parent	[5]	$ (3,585,965)	$ (5,087,029)	$ (6,312,535)
Additional 402(v) Disclosure [Text Block]
(2)	The following table reflects the adjustments necessary, each of which is prescribed by SEC rule, to calculate the Compensation Actually Paid (“CAP”) from those total amounts reflected in the SCT. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to the Company’s executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. To determine CAP, the adjustments below were made to the Company’s executive officer’s total compensation.

Dr. John S. Kovach [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Dr. John S. Kovach	Dr. John S. Kovach	Dr. John S. Kovach
Bas van der Baan [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Bas van der Baan	Bas van der Baan	Bas van der Baan
PEO [Member] | Adjustments Related to Defined Benefit and Actuarial Plans: None [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
PEO [Member] | Values Reported in Stock Awards and Option Awards Columns of SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(403,066)	(65,640)
PEO [Member] | Year-End Fair Value of Awards Granted During Year are Outstanding and Unvested End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			434,409	49,118
PEO [Member] | Decrease in Fair Value of Awards Granted in Prior Years are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(58,757)
PEO [Member] | Fair Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			39,491	16,410
PEO [Member] | Decrease in Fair Value of Awards Granted in Prior Years Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(277)
PEO [Member] | Decrease in Fair Value of Awards Granted in Prior Years Failed to Meet Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(36,203)
PEO [Member] | Dividends and Other Earnings Paid on Awards Before Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustments Related to Defined Benefit and Actuarial Plans: None [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
Non-PEO NEO [Member] | Values Reported in Stock Awards and Option Awards Columns of SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(29,074)		(196,920)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During Year are Outstanding and Unvested End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		19,550		147,353
Non-PEO NEO [Member] | Decrease in Fair Value of Awards Granted in Prior Years are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,261)	(72,405)	(39,224)
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,796		49,230
Non-PEO NEO [Member] | Decrease in Fair Value of Awards Granted in Prior Years Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,095)	(23,971)	(38,484)
Non-PEO NEO [Member] | Decrease in Fair Value of Awards Granted in Prior Years Failed to Meet Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,783)
Non-PEO NEO [Member] | Dividends and Other Earnings Paid on Awards Before Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The amounts presented reflect the total compensation set forth in the Summary Compensation Table (“SCT”) for the Company’s former CEO, Dr. John S. Kovach, and the successor CEO, Bas van der Baan, who were the Company’s PEO’s during the years ended December 31, 2024, 2023 and 2022. Dr. Kovach terminated the position of CEO, and Mr. Baan was appointed the successor on September 26, 2023. Mr. Baan terminated the position of CEO, and Geordan Pursglove was appointed his successor effective June 16, 2025.
[2]	The following table reflects the adjustments necessary, each of which is prescribed by SEC rule, to calculate the Compensation Actually Paid (“CAP”) from those total amounts reflected in the SCT. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to the Company’s executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. To determine CAP, the adjustments below were made to the Company’s executive officer’s total compensation.
[3]	The amounts presented reflect the total compensation set forth in the SCT for the Company’s Non-PEO NEOs, James S. Miser, Robert N. Weingarten, Eric J. Forman and Jan H.M. Schellens, during the periods presented.
[4]	The amounts presented reflect the value of a fixed investment of $100 on January 1st of the reporting period (i.e., January 1, 2022) based upon the closing market price of the Company’s common stock of $2.03, $2.35 and $5.10 at December 31, 2024, December 31, 2023 and December 31, 2022, respectively, as traded on The Nasdaq Capital Market. All amounts presented herein have been retroactively adjusted to reflect the 1-for-10 reverse split of the Company’s common stock effective June 2, 2023.
[5]	The amounts presented reflect the net loss as reported in the Company’s audited financial statements for the periods presented.
[6]	The Company had no Defined Benefit or Actuarial Plans during the periods presented.